CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Products	$ 81,523	$ 98,808
Services	80,403	62,927
Total revenue	161,926	161,735
Cost of revenue:
Products	53,057	55,016
Services	57,151	48,239
Total cost of revenue	110,208	103,255
Gross profit	51,718	58,480
Operating expenses:
Research and development costs, net	14,891	15,991
Selling and marketing expenses	20,751	23,192
General and administrative expenses	16,274	18,107
Costs related to acquisition transactions		256
Operating income (loss)	(198)	934
Financial expenses, net	(2,015)	(737)
Other income		1,826
Income (loss) before taxes on income	(2,213)	2,023
Taxes on income (tax benefit)	(2)	644
Net income (loss)	$ (2,211)	$ 1,379
Net income (loss) per share:
Basic	$ (0.05)	$ 0.03
Diluted	$ (0.05)	$ 0.03
Weighted average number of shares used in computing net income (loss) per share:
Basic	41,288,247	40,807,338
Diluted	41,288,247	42,113,951